Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) before income taxes is summarized as follows (in thousands):

	Year Ended December 31, 2021	For the period January 21, 2020 (Inception) – December 31, 2020
US	$12,095	$(13,863)
Non-US	(31,380)	(513)

Total	$(19,285)	$(14,376)

Schedule of Reconciliation of Statutory Tax Rate and Effective Tax Rate
A reconciliation of the Company’s effective income tax rate is as follows:

	Year Ended December 31, 2021	For the period January 21, 2020 (Inception) – December 31, 2020

Federal tax at a statutory rate	21.0%	21.0%
Earnings taxed at other than Federal statutory rate	6.8	0.3
Non-deductible interest expense	(5.7)	0.0
Section 162(m)	(25.8)	0.0
Change in fair value of earnout liability	96.7	0.0
Tax basis in acquired IP	0.3	0.0
Other	4.6	0.0
Change in valuation allowance	(97.9)	(21.3)

Income tax provision	0.0%	0.0%

Schedule of Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities are summarized as follows (in thousands):

	December 31, 2021	December 31, 2020
Deferred income tax assets:
Net operating loss carryforwards	$18,672	$931
Stock-based compensation	486	2,097
Lease liabilities	2,565	378
Tax basis in acquired IP	2,031	—
Other accrual	920	—
Deferred income tax assets - total	24,674	3,406

Deferred income tax liabilities:

Property and equipment	(289)	(4)
Right of use assets	(2,471)	(348)
Deferred income tax liabilities - total	(2,760)	(352)
Deferred income tax assets, net	21,914	3,054
Less: Valuation allowance	21,914	3,054

Deferred income taxes, net	$—	$—

Summary of Valuation Allowances
The following table summarizes the activity related to the Company’s valuation allowances (in thousands):

	December 31, 2021	December 31, 2020
Valuation Allowances - beginning of period	$3,054	$—
Local currency increase in reserve	18,860	3,054
Valuation Allowances - end of period	$21,914	$3,054